Common Stock - Summary of Conversions of Stock (Detail) - shares	Jun. 30, 2022	Dec. 31, 2021
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	39,459,251
Stock-Based Awards - Options Outstanding
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	9,482,711
Stock-Based Awards - RSUs Outstanding
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	11,850,526
Common Stock Warrants
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	18,126,014
Common Class A [Member] | Rigetti Holdings Inc [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		83,747,361
Common Class A [Member] | Rigetti Holdings Inc [Member] | Series C Preferred Stock [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		54,478,261
Common Class A [Member] | Stock-Based Awards - Options Outstanding | Rigetti Holdings Inc [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		11,468,275
Common Class A [Member] | Stock-Based Awards - RSUs Outstanding | Rigetti Holdings Inc [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		5,388,455
Common Class A [Member] | Stock-Based Awards - Options Available for Future Grant | Rigetti Holdings Inc [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		3,898,855
Common Class A [Member] | Common Stock Warrants | Rigetti Holdings Inc [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		8,513,515
Common Class B [Member] | Rigetti Holdings Inc [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		2,902,287
Common Class B [Member] | Rigetti Holdings Inc [Member] | Series C-1 Preferred Stock [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		2,902,287